Reconciliation of Income Tax Expense on Pretax Income at Statutory Rate and Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation Of Income Taxes [Line Items]
Cayman statutory rate	$ 0	$ 0	$ 0
Tax on pretax income at statutory rate	6,788	8,142	7,859
Tax-exempt income	(4,325)	(5,149)	(3,477)
Permanent differences	1,730	861	1,919
Temporary differences	1,732	(2,290)	(622)
Alternative minimum tax	2,203	4,340	2,804
Income tax (10%) on undistributed earnings	3,396	2,631	2,277
Net changes in income tax credit	708	5,518	252
Net changes in valuation allowance of deferred income tax assets	(2,364)	(3,879)	(1,830)
Net operating loss carryforwards	(189)	604	341
Liabilities related to unrealized tax benefits	(39)	832	(736)
Adjustment of prior years' taxes and others	132	(4,494)	(3,040)
Income tax expense	$ 9,772	$ 7,116	$ 5,747